Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2017	$ 4,000,000		$ 277,116	$ 4,277,116
Balance, shares at Mar. 31, 2017	400,000,000
Issued shares of common stock	$ 2,236,000			2,236,000
Issued shares of common stock, shares	223,600,000
Net income loss			806,626	806,626
Balance at Mar. 31, 2018	$ 6,236,000		1,083,742	7,319,742
Balance, shares at Mar. 31, 2018	623,600,000
Issued shares of common stock
Issued shares of common stock, shares
Shares for compensation		7,956		7,956
Net income loss			35,750	35,750
Balance at Sep. 30, 2018	$ 6,236,000	$ 7,956	$ 1,119,492	$ 7,363,448
Balance, shares at Sep. 30, 2018	623,600,000